CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 106,559	$ 123,398
Inerest bearing deposits, including designated deposits	10,000	10,000
Trade accounts receivable	87,118	79,354
Other receivables	12,105	5,379
Inventories	71,195	65,570
Other current assets	15,236	14,804
Total current assets	302,213	298,505
LONG-TERM INVESTMENTS	13,440	12,963
PROPERTY AND EQUIPMENT, NET	383,792	434,468
INTANGIBLE ASSETS, NET	39,716	47,936
GOODWILL	7,000	7,000
OTHER ASSETS, NET	16,145	13,768
TOTAL ASSETS	762,306	814,640
CURRENT LIABILITIES
Current maturities of debentures and short-term bank debt	35,207	49,923
Trade accounts payable	74,678	81,372
Deferred revenue and short-term customers' advances	3,261	1,784
Other current liabilities	31,870	36,240
Total current liabilities	145,016	169,319
LONG-TERM LOANS FROM BANKS	103,899	94,992
DEBENTURES	203,081	193,962
LONG-TERM CUSTOMERS' ADVANCES	7,182	7,407
EMPLOYEE RELATED LIABILITIES	74,237	77,963
DEFERRED TAX LIABILITY	22,522	26,804
OTHER LONG-TERM LIABILITIES	22,167	24,168
Total liabilities	578,104	594,615
SHAREHOLDERS' EQUITY	184,202	220,025
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 762,306	$ 814,640